Stockholders’ Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity (Deficit)

Note 10 – Stockholders’ Equity (Deficit)

Reverse Stock Split

Effective on September 7, 2023, the Company implemented a 30-for-1 reverse stock split of the issued and outstanding shares of common stock. Under the reverse split, every thirty shares of outstanding shares issued and outstanding were automatically converted into one share of ordinary share, with a par value of $0.001 each. Except as otherwise indicated, all information in the condensed consolidated financial statements concerning share and per share data reflects the retroactive effect to the 30-for-1 reverse stock split. The total number of authorized common shares immediately before the reverse split was 60,000,000 and immediately after the reverse split was 2,000,000.

2018 Incentive Compensation Plan

The Company’s board of directors and holders of a majority of outstanding shares approved and adopted the Company’s 2018 Incentive Compensation Plan (“2018 Plan”) in May 2018, reserving the issuance of up to 33,333 shares of common stock (subject to certain adjustments) upon exercise of stock options and grants of other equity awards. The 2018 Plan provides for the grant of incentive stock options (“ISOs”), nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards, other forms of equity compensation and performance cash awards. ISOs may be granted only to employees. All other awards may be granted to employees, including officers, and to the Company’s non-employee directors and consultants, and affiliates. The 2018 Plan was amended July 6, 2022 to increase the 33,333 shares of common stock to 66,667 share of common stock.

Stock Options

As of September 30, 2023, the Company had issued stock options to purchase 4,368 shares of its common stock as non-qualified stock options to various employees of the Company. Most options vest over a period of four years, with 25% vesting after one year and the remaining 75% vesting in equal monthly installments over the following 36 months and are exercisable for a period of ten years. One award granted in 2021 vests over a period of one year and is exercisable for a period of ten years. Stock based compensation for stock options is estimated at the grant date based on the fair value calculated using the Black-Scholes method. The per-share fair values of these options is calculated based on the Black-Scholes-Merton pricing model.

Restricted Stock Units

On February 21, 2022, the Company granted 3,333 RSUs to an executive that vested immediately.

On October 15, 2022, the Company granted an aggregate of 10,000 RSUs to Board members with these RSUs vesting immediately.

On May 19, 2023, the Company granted an aggregate of 8,767 RSUs to Board members with these RSU’s vesting immediately.

Preferred Stock

On July 25, 2023, the Company entered into a definitive securities purchase agreement with several institutional and accredited investors, including existing significant investors of Theralink Technologies, Inc., its previously announced merger partner (OTC:THER) (“Theralink”), and Theralink’s Chairman, for the sale of its preferred stock and warrants. IMAC sold an aggregate of 2,500 shares of its Series A-1 Convertible Preferred Stock, stated value $1,000 per share, 1,800 shares of its Series A-2 Convertible Preferred Stock, stated value $1,000 per share, and Warrants to purchase up to 2,075,702 shares of its common stock for aggregate gross proceeds of $4.3 million before deducting placement agent fees and other offering expenses. The shares of A-1 Convertible Preferred Stock, shall bear a 12% dividend, and are initially convertible into an aggregate of 763,126 shares of common stock of the Company, and the shares of Series A-2 Convertible Preferred Stock are initially convertible into an aggregate of 549,451 shares of common stock of the Company, in each case, at a conversion price of $3.276 per share. The Warrants have an exercise price of $3.276 per share, are exercisable immediately, and will expire five years from the date of shareholder approval of this private placement. Approximately $3.0 million of the proceeds of the offering was used to make two loans to Theralink for investment into sales and marketing efforts and general working capital purposes as the companies continue to take formal steps together in advancing their merger previously announced on May 23, 2023. As of September 30, 2023 dividends of approximately $55,000 have been declared and accrued on the Series A-1 Convertible Preferred Stock.

The Company also entered into a Registration Rights Agreement, pursuant to which it agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the shares of the Company’s common stock underlying the Series A-1 Convertible Preferred Stock, Series A-2 Convertible Preferred Stock and Warrants no later than 45 days following the closing of the planned merger.

Common Stock

On July 6, 2022, the Company’s shareholders approved the Board of Directors’ proposal to increase the number of authorized shares of the Company’s common stock to 2,000,000 shares from 1,000,000 shares.

On August 16, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with institutional accredited investors (the “Purchasers”) pursuant to which the Company offered for sale to the Purchasers an aggregate of 172,149 shares (the “Shares”) of its common stock at a purchase price of $22.80, in a registered direct offering (the “Registered Direct Offering”). In a concurrent private placement, the Company also agreed to issue to the investors Series 1 warrants to purchase 172,149 shares of common stock that will become exercisable on the date that is six months following the date of issuance of the shares of common stock in the Registered Direct Offering (the “Exercise Date”) and expire on the five year anniversary of the Exercise Date, at an exercise price of $28.5 per share, and Series 2 warrants to purchase 172,149 shares of common stock that will become exercisable on the Exercise Date and expire on the one year anniversary of the Exercise Date, at an exercise price of $28.50 per share. The Shares were offered by the Company pursuant to its shelf registration statement on Form S-3 originally filed with the SEC on March 27, 2020 (as amended, the “Registration Statement”), which was declared effective on April 3, 2020. The Company received gross proceeds of both transactions of $3.9 million. The Company used the net proceeds from this offering for working capital and other general corporate purposes, including financing the costs of implementing the Company’s strategic alternative activities.

Note 11 – Shareholders’ Equity * Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)

On October 5, 2020, the Company launched an at-the-market offering of up to $5,000,000 worth of shares of the Company’s common stock pursuant to an At-The-Market Issuance Sales Agreement, dated October 5, 2020, by and between the Company and Ascendiant Capital Markets, LLC. Since the launch and as of December 31, 2022, pursuant to the Agreement, the Company had sold 83,918 shares of common stock through Ascendiant Capital Markets for aggregate proceeds to the Company of $3.8 million. The Company sold 32,526 shares during 2022 for an aggregate amount of $0.9 million and 127 shares during 2021 for an aggregate amount of $0.008 million.

During March 2021, the Company completed a public offering by issuing 354,167 shares of common stock for gross proceeds of $17.0 million and incurring $1.2 million in expenses related to public offering. The Company used approximately $1.8 million for the repayment of certain indebtedness and is using the remaining proceeds for the repayment of certain other indebtedness, to finance the costs of developing and acquiring additional outpatient medical clinics and healthcare centers as part of the Company’s growth and expansion strategy and for working capital.

On April 7, 2021 the Company closed on the sale of an additional 39,792 shares of common stock at the recent public offering price of $48.00 per share, pursuant to the 15% over-allotment option exercised in full by the underwriters in connection with its public offering that closed March 2021. The Company received gross proceeds of $1.91 million and incurred approximately $115,000 in additional expenses.

On October 1, 2021, the Company completed a stock purchase agreement and issued 27,027 shares of its common stock as consideration. This transaction was part of the $1,200,000 in stock consideration for the Louisiana acquisition.

On July 6, 2022, the Company’s shareholders approved the Board of Directors’ proposal to increase the number of authorized shares of the Company’s common stock to 60,000,000 shares from 30,000,000 shares.

On August 16, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with institutional accredited investors (the “Purchasers”) pursuant to which the Company offered for sale to the Purchasers an aggregate of 172,149 shares (the “Shares”) of its common stock at a purchase price of $22.80, in a registered direct offering (the “Registered Direct Offering”). In a concurrent private placement, the Company also agreed to issue to the investors Series 1 warrants to purchase 172,149 shares of common stock that will become exercisable on the date that is six months following the date of issuance of the shares of common stock in the Registered Direct Offering (the “Exercise Date”) and expire on the five year anniversary of the Exercise Date, at an exercise price of $28.50 per share, and Series 2 warrants to purchase 172,149 shares of common stock that will become exercisable on the Exercise Date and expire on the one year anniversary of the Exercise Date, at an exercise price of $28.50 per share. The Shares were offered by the Company pursuant to its shelf registration statement on Form S-3 originally filed with the SEC on March 27, 2020 (as amended, the “Registration Statement”), which was declared effective on April 3, 2020. The Company received gross proceeds of both transactions of $3.9 million. The Company used the net proceeds from this offering for working capital and other general corporate purposes, including financing the costs of implementing the Company’s strategic alternative activities.

2018 Incentive Compensation Plan

The Company’s board of directors and holders of a majority of outstanding shares approved and adopted the Company’s 2018 Incentive Compensation Plan (“2018 Plan”) in May 2018, reserving the issuance of up to 33,333 shares of common stock (subject to certain adjustments) upon exercise of stock options and grants of other equity awards. The 2018 Plan provides for the grant of incentive stock options (“ISOs”), nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards, other forms of equity compensation and performance cash awards. ISOs may be granted only to employees. All other awards may be granted to employees, including officers, and to the Company’s non-employee directors and consultants, and affiliates.

Stock Options

As of December 31, 2022, the Company had issued non-qualified stock options to purchase 9,152 shares of its common stock to various employees of the Company. Most options vest over a period of four years, with 25% vesting after one year and the remaining 75% vesting in equal monthly installments over the following 36 months and are exercisable for a period of ten years. One award granted in 2021 vests over a period of one year and is exercisable for a period of ten years. Stock based compensation for stock options is estimated at the grant date based on the fair value calculated using the Black-Scholes method. The per-share fair values of these options is calculated based on the Black-Scholes-Merton pricing model.

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

The information below summarizes the stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	12,006	$102.9	100.50
Granted	1,633	48.00	102.00
Exercised	-	-	-
Cancelled	(1,404)	117.60	43.20
Outstanding at December 31, 2021	12,235	$96.90	107.40
Granted	-	-	-
Exercised	-	-	-
Cancelled	(1,020)	97.80	49.50
Outstanding at December 31, 2022	11,215	$96.90	112.50

Restricted Stock Units

On May 21, 2019, the Company granted an aggregate of 9,250 Restricted Stock Units (“RSUs”) to certain employees, executives and Board members, the terms of which vest over various periods between the date of grant and May 21, 2023. On August 13, 2019, 1,000 shares of common stock were issued pursuant to granted RSUs which had vested as of such date.

On October 20, 2020, the Company granted an aggregate of 10,000 RSUs to Board members with these RSUs vesting in eight equal quarterly installments commencing on February 1, 2021, provided the Board members remain directors of the Company. Effective October 2021, the vesting schedule was amended to a one-year vesting period. As of March 31, 2022, all these granted RSUs had vested and were issued to the Board members.

On January 30, 2021, the Company granted an aggregate of 567 RSUs to non-executive staff and contractors with these RSUs vesting after one year. As of March 31, 2022, all these granted RSUs had vested and were issued.

On October 27, 2021 the Company granted 333 shares to a consultant that vested immediately.

On February 21, 2022, the Company granted 3,333 RSUs to an executive that vested immediately.

On September 22, 2022, the Company granted an aggregate of 10,000 RSUs to Board members with immediate vesting. The Company granted an aggregate of 17,067 Restricted Stock Units (“RSUs”) to certain employees and executives with a one-year vesting period.

	Number of Shares	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2020	14,688	$54.90
Granted	900	46.80
Vested	(6,896)	46.80
Cancelled	-	-
Outstanding at December 31, 2021	8,692	$60.60
Granted	30,400	15.30
Vested	(14,896)	28.8
Cancelled	(167)	13.20
Outstanding at December 31, 2022	24,029	$23.40

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity (Deficit)

NOTE 9 – STOCKHOLDERS’ DEFICIT

Common Stock

On July 1, 2022, the Company filed with the Nevada Secretary of State, an amendment to its Articles of Incorporation to increase its authorized shares of common stock from 12,000,000,000 shares to 100,000,000,000 shares of common stock at $0.0001 per share par value.

Series A Preferred Stock

On August 20, 2015, the Company filed the Certificate of Designation with the Nevada Secretary of State, designating 1,333 shares of the authorized 26,667 Preferred Stock as Series A Preferred Stock. Each holder of Series A Preferred Stock is entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent is not required (except to the extent they are entitled to vote with holders of Common Stock as set forth herein) for the taking of any corporate action.

As of September 30, 2023 and 2022, there were 667 shares of the Company’s Series A Preferred Stock issued and outstanding held by a former member of the Board of Directors.

Series C-1 Preferred Stock

On May 18, 2020, the Company filed a certificate of designation, preferences and rights of Series C-1 Preferred Stock (the “Series C-1 Certificate of Designation”), as amended on June 9, 2021, with the Nevada Secretary of State to designate 3,000 shares of its previously authorized preferred stock as Series C-1 Preferred Stock, par value $0.0001 per share and a stated value of $4,128.42 per share. The Series C-1 Certificate of Designation and its filing was approved by the Company’s Board of Directors without shareholder approval as provided for in the Company’s articles of incorporation and under Nevada law. The holders of shares of Series C-1 Preferred Stock have the following preferences and rights:

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

On June 9, 2021, the Company filed an Amendment (the “CoD Amendment”) to the Series C-1 Certificate of Designation with the Nevada Secretary of State. The filing of the CoD Amendment was approved by the Board on June 8, 2021, and by the holders of the majority of the outstanding shares of Series C-1 Preferred Stock on June 8, 2021.

The CoD Amendment sets the triggering price for the anti-dilution price protection at $0.00275 per share, the same price as the Series C-2 Certificate of Designation. All other terms of the Series C-1 Certificate of Designation remain unchanged and in full force and effect.

●	Holders of shares of Series C-1 Preferred Stock are entitled to dividends or distributions on each share on an “as converted” into common stock basis, if, as and when declared from time to time by the Board of Directors.

●

Each share of Series C-1 Preferred Stock is convertible into shares of common stock any time after the Initial Issuance Date at a conversion price of $0.0275 per share. The number of shares of common stock issuable upon conversion shall be determined by dividing (x) the conversion amount (determined by the sum of the stated value thereof plus any additional amount thereon which consist of all dividends, whether declared or not) of such share of Series C-1 by (y) the conversion price of $0.0275 per share (subject to temporary adjustment upon a triggering event as defined by the Series C-1 Certificate of Designation, to 80% of the conversion price). The adjusted conversion price is only in effect until the triggering event is cured. The convertibility of shares of Series C-1 Preferred Stock is limited such that a holder of Series C-1 Preferred Stock may not convert Series C-1 Preferred Stock to common stock to the extent that the number of shares of common stock to be issued pursuant to such conversion, when aggregated with all other shares of common stock owned by the holder at such time, would result in the holder beneficially owning (as determined in accordance with Section 13(d) of the Securities Exchange Act of 1934) more than 4.99% of all of the Company’s common stock outstanding.

●	In the event the Company issues or sells any securities including options or convertible securities, except for any Exempt Issuance (as defined in the Series C-1 Certificate of Designation), at a price of or with an exercise price or conversion price of less than $0.0275 per share (see amendment discussed above), then upon such issuance or sale, the Series C-1 Preferred Stock conversion price shall be reduced to the sale price, the exercise price or conversion price of the securities sold. In addition, these preferred shareholders have the right to participate in future equity offerings from the company for twenty-four months from the effective date.

●	In the event of the voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up of the Company, the holders of the Series C-1 Preferred Stock shall be entitled to receive, in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (“Liquidation Funds”) before any amount shall be paid to the holders of any shares of Junior Stock, but pari passu with any Parity Stock (as defined in the Series C-1 Certificate of Designation) then outstanding, an amount per shares of the Series C-1 Preferred Stock equal to the greater of (A) the conversion amount thereof on the date of such payment or (B) the amount per share such holder of Series C-1 Preferred Stock would receive if such holder converted such Series C-1 into common stock immediately prior to the date of the payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the holders of Series C-1 Preferred Stock and holders of the shares of Parity Stock, then each holder of Series C-1 Preferred Stock and each holder of Parity Stock shall receive a percentage of the Liquidation Funds equal to the full amount of the Liquidation Funds payable to such holder of Series C-1 Preferred Stock and such holder of the Parity Stock as a liquidation preference, in accordance with their respective certificate of designation (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of Series C-1 Preferred Stock and all holders of Parity Stock.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

During the year ended September 30, 2022, various holders of the Series C-1 Preferred Stock converted an aggregate of 1,923 shares of Series C-1 Preferred Stock into 288,637,529 shares of the Company’s common stock (see below – Common Stock Issued Upon Conversion of Series C-1 Preferred Stock).

On November 29, 2022, the Company entered into Securities Exchange Agreements with preferred stockholders, whereby holders of 902 shares of Series C-1 preferred stock with a stated value of $372,303 were exchanged for the New Debentures (See Note 6).

As of September 30, 2023 and 2022, the Company had 141 and 1,043 shares of Series C-1 Preferred Stock issued and outstanding, respectively.

Series C-2 Preferred Stock

On May 18, 2020, the Company filed a certificate of designation, preferences and rights of Series C-2 Preferred Stock (the “Series C-2 Certificate of Designation”) with the Nevada Secretary of State to designate 6,000 shares of its previously authorized preferred stock as Series C-2 Preferred Stock, par value $0.0001 per share and a stated value of $410.27 per share. The Series C-2 Certificate of Designation and its filing was approved by the Company’s Board of Directors without shareholder approval as provided for in the Company’s articles of incorporation and under Nevada law. The holders of shares of Series C-2 Preferred Stock have the following preferences and rights:

●	Holders of shares of Series C-2 Preferred Stock are entitled to dividends or distributions on each share on an “as converted” into common stock basis, if, as and when declared from time to time by the Board of Directors.

●	Each share of Series C-2 Preferred Stock is convertible into shares of common stock any time after the initial issuance date at a conversion price of $0.00275 per share. The number of shares of common stock issuable upon conversion shall be determined by dividing (x) the conversion amount (determined by the sum of the stated value thereof plus any additional amount thereon) of such share of Series C-2 by (y) the conversion price of $0.00275 per share (subject to temporary adjustment upon a triggering event as defined by the Series C-2 Certificate of Designation to 80% of the conversion price). The adjusted conversion price is only in effect until the triggering event is cured. The convertibility of shares of Series C-2 Preferred Stock is limited such that a holder of Series C-2 Preferred Stock may not convert Series C-2 Preferred Stock to common stock to the extent that the number of shares of common stock to be issued pursuant to such conversion, when aggregated with all other shares of common stock owned by the holder at such time, would result in the holder beneficially owning (as determined in accordance with Section 13(d) of the Securities Exchange Act of 1934) more than 4.99% of all of the Company’s common stock outstanding.

●	In the event the Company issues or sells any securities including options or convertible securities, except for any Exempt Issuance (as defined in the Series C-2 Certificate of Designation), at a price of or with an exercise price or conversion price of less than the conversion price, then upon such issuance or sale, the Series C-2 Preferred Stock conversion price shall be reduced to the sale price, the exercise price or conversion price of the securities sold. In addition, these preferred shareholders have the right to participate in future equity offerings from the company for twenty-four months from the effective date.

●	In the event of the voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up of the Company, the holders of the Series C-2 Preferred Stock shall be entitled to receive, in cash out of the Liquidation Funds before any amount shall be paid to the holders of any shares of Junior Stock, but pari passu with any Parity Stock (as defined in the Series C-2 Certificate of Designation) then outstanding, an amount per shares of the Series C-2 Preferred Stock equal to the greater of (A) the conversion amount thereof on the date of such payment or (B) the amount per share such holder would receive if such holder converted such Series C-2 into common stock immediately prior to the date of the payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the holders of Series C-2 Preferred Stock and holders of the shares of Parity Stock, then each holder of Series C-2 Preferred Stock and each holder of Parity Stock shall receive a percentage of the Liquidation Funds equal to the full amount of the Liquidation Funds payable to such holder of Series C-2 Preferred Stock and such holder of the Parity Stock as a liquidation preference, in accordance with their respective certificate of designation (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of Series C-2 Preferred Stock and all holders of Parity Stock.

During the year ended September 30, 2022, a holder of the Series C-2 Preferred Stock converted 1,880 shares of Series C-1 Preferred Stock into 280,475,491 shares of the Company’s common stock (see below – Common Stock Issued Upon Conversion of Series C-2 Preferred Stock).

On November 29, 2022, the Company entered into Securities Exchange Agreements with preferred stockholders, whereby holders of 3,037 shares of Series C-2 preferred stock with a stated value of $1,245,935 were exchanged for the New Debentures (See Note 6).

As of September 30, 2023 and 2022, the Company had 0 and 3,037 shares of Series C-2 Preferred Stock, respectively, issued and outstanding.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

Series E Preferred Stock

On September 15, 2020, the Company filed a Certificate of Designation, Preferences and Rights of Series E Preferred Stock (the “Series E Certificate of Designation”) with the Nevada Secretary of the State to designate 2,000 shares of its previously authorized preferred stock as Series E Preferred Stock, par value $0.0001 per share and a stated value of $2,000 per share. The Series E Certificate of Designation and its filing were approved by the Company’s Board of Directors without stockholder approval as provided for in the Company’s Articles of Incorporation and under Nevada law. The holders of shares of Series E Preferred Stock have the following preferences and rights:

●	From the initial issuance date, cumulative dividends on each share of Series E shall accrue, on a quarterly basis in arrears (with any partial quarter calculated on a pro-rata basis), at the rate of 8% per annum on the stated value, plus any additional amount thereon. Dividends shall be paid within 15 days after the end of each fiscal quarter (“Dividend Payment Date”), at the option of the Holder in cash or through the issuance of shares of common stock. In the event that the Holder elects to receive its dividends in shares of common stock the number of shares of common stock to be issued to each applicable Holder shall be determined by dividing the total dividend outstanding to such Holder by the average closing price of the common stock during the five trading days on the principal market prior to the dividend payment date.

●	Holders of shares of Series E Preferred Stock are entitled to dividends or distributions on each share on an “as converted” into common stock basis, if, as and when declared from time to time by the Board of Directors.

●	Each share of Series E Preferred Stock is convertible into shares of common stock any time after the initial issuance date at the conversion price which is the lesser of: (i) $0.00375 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series E Certificate of Designation including a price protection provision for offerings below the conversion price, provided, however, the conversion price shall never be less than $0.0021. The number of shares of common stock issuable upon conversion shall be determined by multiplying the number of outstanding shares by the stated value per share of $2,000 plus accrued dividends and dividing that number by the conversion price.

●	In connection with, (i) a Change of Control of the Company or (ii) on the closing of, a Qualified Public Offering by the Company, all of the outstanding shares of Series E (including any fraction of a share) shall automatically convert into an aggregate number of shares of common stock (including any fraction of a share) by multiplying the number of outstanding shares by the stated value per share of $2,000 plus accrued dividends and dividing that number (including any fraction of a share) by the lesser of: (i) $0.00375 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series E Certificate of Designation including a price protection provision for offerings below the conversion price. However, the conversion price shall never be less than $0.0021. If a closing of a Change of Control transaction or a Qualified Public Offering occurs, such automatic conversion of all of the outstanding shares of Series E shall be deemed to have been converted into shares of Common Stock immediately prior to the closing of such transaction or Qualified Public Offering.

●	In the event the Company issues or sells any securities including options or convertible securities, except for any Exempt Issuance (as defined in the Series E Certificate of Designation), at a price, an exercise price or conversion price of less than the conversion price, then upon such issuance or sale, the Series E Preferred Stock conversion price shall be reduced to the sale price or the exercise price or conversion price of the securities sold.

●	Holders of Series E Preferred Stock have no voting rights.

On September 16, 2020, the Company entered into a Securities Purchase Agreement (the “SPA”) with an affiliated investor, who is a beneficial shareholder, to purchase an aggregate amount of 1,000 shares of the newly created Series E Convertible Preferred Stock of the Company (the “Series E Preferred”) for an aggregate investment amount of $2,000,000.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

Pursuant to the Series E Certificate of Designation, Series E Preferred Stock is redeemable at the option of the holder in the event that the Company is prohibited from issuing shares of common stock to a holder upon any conversion due to insufficient shares of common stock available (“Authorized Failure Shares”) and therefore meets the criteria of a contingently redeemable instrument in accordance with ASC 480-10-25-7 – Distinguishing Liabilities from Equity. The Series E Preferred Stock is contingently redeemable upon the occurrence of an event that is outside of the issuer’s control and is classified as temporary equity pursuant to ASC 480-10-S99.

Further the Series E Preferred Stock is an equity host instrument since it has more features that align with an equity instrument than a debt instrument pursuant to ASC 815-15-25-17A – Derivatives and Hedging, which states in part that “the nature of the host contract depends on the economic characteristics and risks of the entire hybrid financial instrument.” All of the contractual and implied terms of the preferred share, such as the existence of a redemption feature or conversion option, should be considered when determining the nature of the host instrument as debt or equity. The Series E Preferred Stock embedded conversion feature (call option) is considered clearly and closely related to the equity host. Accordingly, further analysis under ASC 815-40-15 is not necessary and the embedded conversion feature should not be bifurcated from the host instrument. The Series E Preferred Stock redemption feature (put option) does not meet all the criteria under ASC 815-10-15-83, therefore it does not qualify as a derivative.

To determine whether the Series E Preferred Stock contains a BCF, we compared the effective conversion price and the Company’s stock price on the commitment date. The effective conversion price was calculated by dividing the proceeds from Series E Preferred Stock by the number of common shares issuable upon conversion of the Series E Preferred Stock. The BCF is measured as the difference between the commitment date stock price and the effective conversion price multiplied by the number of common stock issuable upon conversion of Series E. The BCF is limited to the total cash proceeds received if the amount of the BCF exceeds the cash proceeds received. In connection with the issuance of Series E Preferred Stock, during the year ended September 30, 2020, the Company recognized a beneficial conversion feature in the amount of $2,000,000 which was accounted for as a deemed dividend.

During the year ended September 30, 2021, the issuance of Series F Preferred Stock triggered the price protection clause in the Series E Preferred Stock. Thus, the conversion price of the Series E Preferred Stock was reduced from $0.00375 to $0.00313 on that date.

On November 29, 2022, the Company entered into Securities Exchange Agreements with related party preferred stockholders, whereby related party holders of 1,000 shares of Series E preferred stock with a stated value of $2,000,000 and accrued dividends payable of $66,630 were exchanged for the New Related Party Debentures. (See Note 6).

During the year ended September 30, 2023 and 2022, the Company incurred $26,301 and $160,000 of Series E dividends. As of September 30, 2023 and 2022, dividend payable balances were $0 and $40,329, respectively, reflected in the accompanying balance sheets as accrued liabilities.

As of September 30, 2023 and 2022, the Company had 0 and 1,000 shares of Series E Preferred Stock issued and outstanding classified as temporary equity in the accompanying balance sheets, respectively.

Series F Preferred Stock

On July 30, 2021, the Company filed a Certificate of Designation, Preferences and Rights of Series F Preferred Stock (the “Series F Certificate of Designation”), with the Nevada Secretary of State to designate 1,000 shares of its previously authorized preferred stock as Series F Preferred Stock, par value $0.0001 per share and a stated value of $2,000 per share. The Series F Certificate of Designation and its filing were approved by the Company’s Board of Directors without stockholder approval as provided for in the Company’s Articles of Incorporation and under Nevada law. The holders of shares of Series F Preferred Stock have the following preferences and rights:

●	From the Initial Issuance Date, cumulative dividends on each share of Series F shall accrue, on a monthly basis in arrears (with any partial month being made on a pro-rata basis), at the rate of 8% per annum on the stated value, plus any additional amount thereon. Dividends shall be paid within 15 days after the end of each month (“Dividend Payment Date”), at the option of the Holder in cash or through the issuance of shares of common stock. In the event that the Holder elects to receive its dividends in shares of common stock the number of shares of common stock to be issued to each applicable Holder shall be determined by dividing the total dividend payable to such Holder by the average closing price of the common stock during the five trading days on the principal market prior to the dividend payment date.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

●	Holders of shares of Series F Preferred Stock are entitled to dividends or distributions on each share on an “as converted” into common stock basis, if, as and when declared from time to time by the Board of Directors.

●	Each share of Series F Preferred Stock is convertible into shares of common stock any time after the initial issuance date at the conversion price which is the lesser of: (i) $0.00313 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series F Certificate of Designation including a price protection provision for offerings below the conversion price, provided, however, the conversion price shall never be less than $0.0016. The number of shares of common stock issuable upon conversion shall be determined by multiplying the number of outstanding shares by the stated value per share of $2,000 plus additional amount by the conversion price.

●	In connection with, (i) a Change of Control of the Company or (ii) on the closing of, a Qualified Public Offering by the Company, all of the outstanding shares of Series F Preferred Stock (including any fraction of a share) shall automatically convert along with the additional amount into an aggregate number of shares of common stock (including any fraction of a share) as is determined by dividing the number of shares of Series F Preferred Stock (including any fraction of a share) by the automatic conversion price then in effect. If a closing of a Change of Control transaction or a Qualified Public Offering occurs, such automatic conversion of all of the outstanding shares of Series F Preferred Stock shall be deemed to have been converted into shares of common stock immediately prior to the closing of such transaction or Qualified Public Offering.

●	In the event the Company issues or sells any securities including options or convertible securities, except for any Exempt Issuance (as defined in the Series F Certificate of Designation), at a price, an exercise price or conversion price of less than the conversion price, then upon such issuance or sale, the Series F Preferred Stock conversion price shall be reduced to the sale price, or the exercise price or conversion price of the securities sold.

●	Series F Preferred Stock shall rank pari passu with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company with the Series C-1 Preferred Stock of the Company, the Series C-2 Preferred Stock of the Company, and the Series E Preferred Stock of the Corporation (the “Parity Stock”), and all other shares of capital stock of the Company shall be junior in rank to all Series F shares with respect to the preferences as to dividends (except for the common stock, which shall be pari passu as provided in the Series F Certificate of Designation), distributions and payments upon the liquidation, dissolution and winding up of the Company (such junior stock is referred to herein collectively as “Junior Stock”). The rights of all such Junior Stock shall be subject to the rights, powers, preferences and privileges of the Series F Preferred Stock. Without limiting any other provision of the Series F Certificate of Designation, without the prior express consent of the Required Holder, the Company shall not hereafter authorize or issue any additional or other shares of capital stock that is (i) of senior rank to the Series F Preferred Stock in respect of the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company (collectively, the “Senior Preferred Stock”), or (ii) Parity Stock. Except as provided for in the Certificate of Designation, in the event of the merger or consolidation of the Company into another corporation, the Series F Preferred Stock shall maintain their relative rights, powers, designations, privileges and preferences provided for in the Certificate of Designation for a period of at least two years following such merger or consolidation and no such merger or consolidation shall cause result inconsistent therewith.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

On July 30, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with an affiliated investor, who is a beneficial shareholder, to purchase an aggregate amount of 500 shares of Series F Convertible Preferred Stock (the “Series F Preferred”) with accompanying warrant for 63,897,764 of common stock (the “Warrant”), for total proceeds of $1,000,000 (see Note 9). The Series F Preferred Stock has a stated value of $2,000 per share and shall accrue monthly in arrears, dividends at the rate of 8% per annum on the stated value. The dividends shall be paid monthly at the option of the holder of the Series F Preferred in either cash or shares of common stock of the Company. The number of shares of common stock issuable upon conversion of the Series F Preferred is determined by dividing the stated value of the number of shares being converted, plus any accrued and unpaid dividends, by the lesser of: (i) $0.00313 and (ii) 75% of the average closing price of the Company’s common stock during the prior five trading days; provided, however, the conversion price shall never be less than $0.0016. In addition, the investor was issued a Warrant to purchase an amount of common stock equal to 20% of the shares of common stock issuable upon conversion of the Series F Preferred at an exercise price of $0.00313 per share (subject to adjustment as provided therein) until July 30, 2026. The Warrants are exercisable for cash at any time. The 63,897,764 Warrant was valued using the relative fair value method at $957,192 and the Series F Preferred stock had a grant date fair value $42,808 which was recorded as a BCF.

In accordance with ASC 470 – Debt, the $1,000,000 of proceeds was allocated based on the relative fair values of the Series F preferred stock and the Warrant of $42,808 and $957,192, respectively. Although ASC 470 is for debt instruments issued with warrants, preferred shares issued with warrants should be accounted for in a similar manner.

Pursuant to the Series F Certificate of Designation, Series F Preferred Stock is redeemable at the option of the holder in the event that the Company is prohibited from issuing shares of common stock to a holder upon any conversion due to insufficient shares of common stock available (“Authorized Failure Shares”) and therefore meets the criteria of a contingently redeemable instrument in accordance with ASC 480-10-25-7 – Distinguishing Liabilities from Equity. The Series F Preferred Stock is contingently redeemable upon the occurrence of an event that is outside of the issuer’s control and should be classified as temporary equity pursuant to ASC 480-10-S99. Further the Series F Preferred Stock is an equity host instrument since it has more features that align with an equity instrument than a debt instrument pursuant to ASC 815-15-25-17A – Derivatives and Hedging, which states in part that “the nature of the host contract depends on the economic characteristics and risks of the entire hybrid financial instrument.” All of the contractual and implied terms of the preferred share, such as the existence of a redemption feature or conversion option, should be considered when determining the nature of the host instrument as debt or equity. The Series F Preferred Stock embedded conversion feature (call option) is considered clearly and closely related to the equity host. Accordingly, further analysis under ASC 815-40-15 is not necessary and the embedded conversion feature should not be bifurcated from the host instrument. The Series F Preferred Stock redemption feature (put option) does not meet all the criteria under ASC 815-10-15-83, therefore it does not qualify as a derivative.

To determine whether the Series F Preferred Stock contains a BCF, we compared the effective conversion price and the Company’s stock price on the commitment date. The effective conversion price was calculated by dividing the proceeds from Series F Preferred Stock by the number of common shares issuable upon conversion of the Series F Preferred Stock. The BCF is measured as the difference between the commitment date stock price and the effective conversion price multiplied by the number of common stock issuable upon conversion of Series F. The BCF is limited to the total cash proceeds received if the amount of the BCF exceeds the cash proceeds received. In connection with the issuance of Series F Preferred Stock, during the year ended September 30, 2021, the Company recognized a BCF in the amount of $42,808 which was accounted for as a deemed dividend.

The relative fair value of the warrant of $957,192 was recorded as a discount associated with the Series F preferred stock and was fully amortized immediately because the Series F preferred stock was convertible on the date of issuance. The Company recorded $957,192 as deemed dividend.

On November 29, 2022, the Company entered into Securities Exchange Agreements with related party preferred stockholders, whereby related party holders of 500 shares of Series F preferred stock with a stated value of $1,000,000 and accrued dividends payable of $33,315 were exchanged for the New Related Party Debentures (See Note 6).

During the year-ended September 30, 2023 and 2022, the Company recorded dividends related to the Series F Preferred Stock in the amount of $13,151 and $80,000. As of September 30, 2023 and 2022, dividend payable balances were $0 and $20,164, respectively, reflected in the accompanying balance sheets as accrued liabilities instead of temporary equity.

As of September 30, 2023 and 2022, the Company had 0 and 500 shares of Series F Preferred Stock issued and outstanding classified as temporary equity in the accompanying balance sheets, respectively.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

Common Stock

Common Stock Issued Upon Conversion of Series C-1 Preferred Stock

●	During the year ended September 30, 2022, the Company issued an aggregate of 288,637,529 shares of the Company’s common stock to various investors upon their conversion of an aggregate of 1,923 shares of the Series C-1 Preferred Stock.

Common Stock Issued Upon Conversion of Series C-2 Preferred Stock

●	During the year ended September 30, 2022, the Company issued an aggregate of 280,575,491 shares of the Company’s common stock to an investor upon conversion of 1,880 shares of the Series C-2 Preferred Stock.

Common Stock Issued Upon Accounts Payable Settlements

●	During the year ended September 30, 2022, the Company issued an aggregate of 26,913,738 shares of the Company’s common stock to two consultants upon the close of their respective settlement agreements, dated October 18, 2021, to settle accounts payable balances in aggregate amount of $84,240 or $0.00313 per share, valued with the share price of common stock sold in private placements during the same period (see Note 11).

Common Stock Issued for Subscription Payable

●	During the year ended September 30, 2022, the Company issued an aggregate of 431,309,907 shares of the Company’s common stock to various investors in connection with the subscription payable aggregate amount of $1,350,000. The subscription payable resulted from Subscription Agreements entered into by the Company with several accredited investors, during the year ended September 30, 2021, to sell, in a private placement, an aggregate of 431,309,907 shares of its common stock, at a purchase price of $1,350,000 or $0.00313 per share (see Note 11).

Stock Options

Effective February 18, 2011, the Company’s Board of Directors (“Board”) adopted and approved the 2011 stock option plan. A total of 57 options to acquire shares of the Company’s common stock were authorized under the 2011 stock option plan. The plan expired on March 31, 2022.

On April 28, 2020, the Board approved the 2020 Equity Incentive Plan (“2020 Plan”), as amended on May 29, 2020.

On April 18, 2022, the Board terminated the 2020 Plan. The Company has no options issued and outstanding under the 2020 Plan.

On April 18, 2022, the Company’s Board and the shareholders approved the 2022 Equity Incentive Plan (“2022 Plan”) at which time the plan became effective. A total of 1,915,000,000 shares of the Company’s common stock were reserved for issuance under the 2022 Plan (“Reserved Share Amount”), subject to the adjustments described in the 2022 Plan, and such Reserved Share Amount, when issued in accordance with the 2022 Plan, shall be validly issued, fully paid, and non-assessable. Pursuant to the 2022 Plan, the option price of each incentive stock option (except those that constitute substitute awards) shall be at least the fair market value of a share on the grant date; provided, however, that in the event that a grantee is a ten percent stockholder as of the grant date, the option price of an incentive stock option shall be not less than 110% of the fair market value of a share on the grant date, in no case shall the option price of any option be less than the par value of a share.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

On May 26, 2022, the Company’s Board of Directors (“Board”) approved the future granting of stock options under the 2022 Equity Incentive Plan, to various employees and consultants. On August 16, 2022, the Company granted stock options to purchase 1,901,410,519 common shares of the Company to various employees and consultants with an exercise price of $0.0036 per share. The options expire on August 15, 2032, and vest over varying vesting terms through August 2026. The fair value of these option grants was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions: dividend yield of 0%; expected volatility of 365.1%; risk-free interest rate of 2.82%; and an estimated holding period of 10 years. The Company valued these stock option at a fair value of $7,985,924 and will record stock-based compensation expense over the vesting periods.

During the years ended September 30, 2023 and 2022, in connection with the accretion of stock-based option expense over the vesting period, the Company recorded stock option expense of $1,250,689 and $6,015,622, respectively. As of September 30, 2023, there were 1,664,270,920 options outstanding and 1,568,866,805 options vested, subject to the filing of a registration on Form S-8 for the registration of the shares underlying such options. As of September 30, 2023, there was $165,683 of unvested stock-based compensation expense to be recognized through August 2026.

The aggregate intrinsic value of vested options on September 30, 2023, was $0 and was calculated based on the difference between the quoted share price on September 30, 2023, of $.0009 and the exercise price of the underlying options.

Stock option activities for the years ended September 30, 2023 and 2022 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Balance Outstanding September 30, 2021	-	-
Granted	1,901,410,519	0.0036
Forfeited/Expired	-	-
Balance Outstanding September 30, 2022	1,901,410,519	0.0036
Granted	-	-
Forfeited/Expired	(237,139,599)	0.0036
Balance Outstanding September 30, 2023	1,664,270,920	0.0036
Exercisable, September 30, 2023 (a)	1,568,866,805	0.0036

The following table summarizes additional information on the Company’s stock options outstanding at September 30, 2023:

Options Outstanding				Options Exercisable (a)
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Term (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.0036	1,664,270,920	8.88	0.0036	1,568,866,805	0.0036

(a)	All vested options are only exercisable upon the company filing an S-8 to register the underlying shares.

Warrants

Legacy Warrants

On November 1, 2021, the Company issued the First November 2021 Warrants to purchase an aggregate of 54,644,811 shares of common stock. The First November 2021 Warrants are exercisable at any time at a price equal to $0.00366 per share (subject to adjustment) until November 1, 2026. The First November 2021 Warrants were valued at $990,048 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the First November 2021 Notes (See Note 6 and Note 8).

On November 1, 2021, the Company issued the Second November 2021 Warrants to purchase an aggregate of 27,322,406 shares of common stock. The Second November 2021 Warrants are exercisable at any time at a price equal to $0.00366 per share (subject to adjustment) until November 1, 2026. The Second November 2021 Warrants were valued at $495,560 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the Second November 2021 Notes (See Note 6).

On November 1, 2021, the Company issued the Third November 2021 Warrants to purchase an aggregate of 27,322,406 shares of common stock. The Third November 2021 Warrants are exercisable at any time at a price equal to $0.00366 per share (subject to adjustment) until November 1, 2026. The Third November 2021 Warrants were valued at $495,560 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the Third November 2021 Notes (See Note 6).

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

On January 26, 2022, the Company, upon the approval of the First November 2021 Investor, amended the First November 2021 SPA whereby the Company issued additional cashless-exercisable warrants to purchase 218,579,234 shares of common stock. As a result, the total relative fair value of all warrants in total increased by $34,630, recorded as debt discount, which was being amortized over the life of the First November 2021 Notes (See Note 6). These warrants were exercisable at a price equal to $0.00366 per share (subject to adjustment) until November 1, 2026.

On January 26, 2022, the Company, upon the approval of the Second November 2021 Investor, amended the Second November 2021 SPA whereby the Company issued additional cashless-exercisable warrants to purchase 109,289,616 shares of common stock. As a result, the total relative fair value of all warrants in total increased by $22,429, recorded as debt discount, which was being amortized over the life of the Second November 2021 Notes (See Note 6). These warrants were exercisable at a price equal to $0.00366 per share (subject to adjustment) until November 1, 2026.

On January 26, 2022, the Company, upon the approval of the Third November 2021 Investor, amended the Third November 2021 SPA whereby the Company issued additional cashless-exercisable warrants to purchase 109,289,616 shares of common stock. As a result, the total relative fair value of all warrants in total increased by $22,429, recorded as debt discount, which was being amortized over the life of the Third November 2021 Notes (See Note 6). These warrants were exercisable at a price equal to $0.00366 per share (subject to adjustment) until November 1, 2026.

On January 27, 2022, the Company issued the First January 2022 Warrants to purchase an aggregate of 136,612,022 shares of common stock. The First January 2022 Warrants are exercisable at any time at a price equal to $0.00366 per share (subject to adjustment) until November 1, 2026. The First January 2022 Warrants were valued at $472,403 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the First January 2022 Note (See Note 6).

On January 31, 2022, the Company issued the Second January 2022 Warrants to purchase an aggregate of 136,612,022 shares of common stock. The Second January 2022 Warrants are exercisable at any time at a price equal to $0.00366 per share (subject to adjustment) until November 1, 2026. The Second January 2022 Warrants were valued at $469,810 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the Second January 2022 Note (See Note 6).

On January 31, 2022, the Company issued to two consultants an aggregate of 16,393,443 warrants as a placement fee in connection with the First January 2022 Note and Second January 2022 Note (collectively as “January 2022 Notes”) (See Note 6). These warrants are exercisable at a price equal to $0.00366 per share until November 1, 2024. These warrants were valued at $54,595 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the January 2022 Note.

On April 5, 2022, the Company issued the First April 2022 Warrants to purchase 4,201,681 shares of common stock. The First April 2022 Warrants are exercisable at any time at a price equal to $0.00476 per share (subject to adjustment) until April 1, 2027. The First April 2022 Warrants were valued at $89,815 using the relative fair value method and were recorded as debt discount which was being amortized over the life of the First April 2022 Note (See Note 6 and Note 8).

During April 2022, the Company issued the Second April 2022 Warrants to purchase an aggregate of 17,857,144 shares of common stock. The Second April 2022 Warrants are exercisable at any time at price equal to $0.00476 per share (subject to adjustment) until April 1, 2027. The Second April 2022 Warrants were valued at $335,593 using the relative fair value method and were recorded as debt discount which was being amortized over the life of the Second April 2022 Notes (See Note 6).

On May 9, 2022, the Company issued the May 2022 Warrants to purchase an aggregate of 42,016,808 shares of common stock. The May 2022 Warrants are exercisable at any time at a price equal to $0.00476 per share (subject to adjustment) until April 1, 2027. The May 2022 Warrants were valued at $178,449 using the relative fair value method and were recorded as debt discount which was being amortized over the life of the May 2022 Notes (See Note 6 and Note 8).

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

On June 15, 2022, the Company issued the June 2022 Warrants to purchase 2,100,840 shares of common stock. The June 2022 Warrants are exercisable at any time at a price equal to $0.00476 per share (subject to adjustment) until April 1, 2027. The June 2022 Warrants were valued at $5,924 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the June 2022 Note (See Note 6 and Note 8).

On July 1, 2022, the Company issued the July 2022 Warrants to purchase an aggregate of 2,100,840 shares of common stock. The July 2022 Warrants are exercisable at any time at a price equal to $0.00476 per share (subject to adjustment) until April 1, 2027. The July 2022 Warrants were valued at $8,190 using the relative fair value method and were recorded as debt discount which was being amortized over the life of the July 2022 Notes (See Note 6).

On November 29, 2022, in connection with the Securities Exchange Agreements and New Convertible Debt discussed in Note 6, the May 2021 Warrants, First November 2021 Warrants, First April 2022 Warrants, May 2022 Warrants, and June 2022 Warrants, aggregating 385,441,138 warrants, were amended to reduce the exercise price to $0.003 per share. Additionally, 63,897,764 warrants issued in connection with Series F preferred stock were amended to reduce the exercise price to $0.003 per share. All other terms of the warrants remained the same. As a result of the November 29, 2022 amendment to the exercise price, the Company calculated the difference between the warrants fair values on November 29, 2022, the date of the amendment, using the then current exercise price ranging from $0.00366 to $0.00476 and the new exercise price of $0.003 and determined that the difference was insignificant. (See Note 6).

On November 29, 2022, in connection with the Securities Exchange Agreements and New Convertible Debentures discussed in Note 6, the Second November 2021 Warrants, Third November 2021 Warrants, January 2022 Warrants, Second January 2022 Warrants, Second April 2022 Warrants, and the July 2022 Warrants, aggregating 566,406,072 warrants, were amended to reduce the exercise price to $0.003 per share. Additionally, 16,393,443 warrants issued to a placement agent in January 2022 were amended to reduce the exercise price to $0.003 per share. In conjunction with the price reduction, the price protection feature for all these warrants was eliminated. All other terms of the warrants remained the same. As a result of the November 29, 2022 amendment to the exercise price, the Company calculated the difference between the warrants fair values on November 29, 2022, the date of the amendment, using the then current exercise price ranging from $0.00366 to $0.00476 and the new exercise price of $0.003 and determined that the difference was insignificant. (See Note 6).

New Warrants

In connection with the Securities Exchange Agreements with related parties for the exchange of the convertible notes and preferred shares for the New Related Party Debentures, as discussed in Note 6, the Company issued an aggregate of 2,564,340,702 warrants. The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Related Party Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%. The Warrants contain certain price protection provisions providing for adjustment of the amount of securities issuable upon exercise of the Warrants in case of certain future dilutive events or stock-splits and dividends.

In connection with the Securities Exchange Agreements with investors for the exchange of the convertible notes and preferred shares for the New Debentures, as discussed in Note 6, the Company issued an aggregate of 2,269,030,092 warrants to investors. The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%. The Warrants contain certain price protection provisions providing for adjustment of the amount of securities issuable upon exercise of the Warrants in case of certain future dilutive events or stock-splits and dividends.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

In connection with the Initial Closing of the private placement discussed in Note 6, the Company and Gunnar entered into the Placement Agency Agreement, pursuant to which Gunnar agreed to act as the Placement Agent. Pursuant to the terms of the Placement Agency Agreement, Gunner received 124,489,795 warrants. Additionally, the Company issued 16,000,000 warrants to a consultant in connection with the private placement offering.

On January 27, 2023, the Company consummated the second closing (the “Second Closing”) of the Offering pursuant to the terms and conditions of that certain Purchase Agreement, dated as of November 29, 2022 as discussed in Note 6. The Company issued an aggregate of 298,571,429 warrants to investors. The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%. The Warrants contain certain price protection provisions providing for adjustment of the number of securities issuable upon exercise of the Warrants in case of certain future dilutive events or stock-splits and dividends. In connection with the Second Closing of the private placement, Gunner received 38,775,510 warrants.

On April 22, 2023, the Company consummated the closing of the Offering pursuant to the terms and conditions of that certain Purchase Agreement, dated as of November 29, 2022, as discussed in Note 7. The Company issued 44,314,286 April 2023 Related Party Warrants to the Related Party Purchaser under the same terms as the November 29, 2022, and Second Closing.

Warrants activities for the years ended September 30, 2023 and 2022, are summarized as follows:

		Weighted	Weighted Average Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Warrants	Price	(Years)	Value
Balance Outstanding on September 30, 2021	984,470,116	$0.0023	3.50	$-

Issued in connection with a convertible debt – related party (see Note 7 and Note 9)	321,543,374	0.0038	4.16

Issued in connection with a convertible debt (see Note 7)	582,799,515	0.0037	4.09

Balance Outstanding on September 30, 2022	1,888,813,005	0.0030	3.26	1,140,362

Issued in connection with a New Related Party Convertible Debentures (see Note 6)	2,608,654,988	0.003	5.0

Issued in connection with a New Convertible Debentures (see Note 6)	2,567,601,521	0.003	5.0
Issued to placement agent and consultant in connection with New Related Party and New Convertible Debentures (see Note 6)	179,265,305	0.003	5.0
Balance Outstanding on September 30, 2023	7,244,334,819	$0.0011	4.78	$1,665,567
Exercisable on September 30, 2023	7,044,334,819	$0.0011	4.86	$1,665,567

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022